Equity (Tables)	12 Months Ended
Dec. 31, 2013
Changes in Capital Accounts [Abstract]
Schedule of Share-based Compensation, Restricted Stock and Restricted Stock Units Activity [Table Text Block]
	Number of Shares	Weighted Average Grant Date Price
Outstanding at December 31, 2010	159,996	$15.00
Granted	53,333	7.50
Vested	(66,667)	13.50
Forfeited or expired	-	-
Outstanding at December 31, 2011	146,662	$12.95
Granted	-	-
Vested	(66,664)	13.50
Forfeited or expired	-	-
Outstanding at December 31, 2012	79,998	$12.50
Granted	-	-
Vested	(66,664)	13.50
Forfeited or expired	-	-
Outstanding at December 31, 2013	13,334	$7.50